Income taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal rate	21.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	2.10%	1.80%	1.60%
Foreign operations	0.50%	(4.20%)	(5.60%)
Tax credits	(3.30%)	(3.70%)	(2.20%)
Tax-exempt income	(0.80%)	(1.90%)	(1.80%)
Leverage lease adjustment	0.00%	(1.40%)	(0.90%)
FDIC Assessment	0.50%	0.00%	0.00%
Stock compensation	(0.60%)	(1.10%)	(0.00%)
U.S. tax legislation	(1.70%)	(13.30%)	0.00%
Other – net	0.40%	(0.40%)	(1.20%)
Effective tax rate	18.10%	10.80%	24.90%